Share-based awards - Summary of Stock Option Activity (Details) - Employee Stock Option - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Options Outstanding Number of Shares
Outstanding at beginning of period (in shares)	656,107
Granted (in shares)	100,207
Exercised (in shares)	(31,964)
Canceled/expired (in shares)	(1,330)
Outstanding at end of period (in shares)	723,020		656,107
Exercisable at end of period (in shares)	365,707
Weighted Average Exercise Price
Outstanding at beginning of period (USD per share)	$ 87.80
Granted (USD per share)	159.33
Exercised (USD per share)	26.95
Canceled/expired (USD per share)	22.30
Outstanding at end of period (USD per share)	100.52		$ 87.80
Exercisable at end of period (USD per share)	79.57
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (USD per share)	26.60
Granted (USD per share)	42.11	$ 43.59
Exercised (USD per share)	10.82
Canceled/expired (USD per share)	9.72
Outstanding at end of period (USD per share)	29.48		$ 26.60
Exercisable at end of period (USD per share)	$ 23.91
Weighted Average Remaining Contractual Life
Outstanding at end of period (in years)	5 years 2 months 1 day		4 years 9 months 3 days
Exercisable at end of period (in years)	4 years 21 days